8. Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Taxes
Deferred tax movement

The movement on the deferred tax account is as shown below:

	2018	2017	2016
At January 1	$(2,750,314)	$(2,557,571)	$(2,764,734)

Recognized directly in equity
Sale of Nova (see note 9 — Discontinued Operations)	–	206,679	–
Currency exchange difference	119,998	(383,555)	71,026

Recognized in profit and loss
Deferred tax benefit/(expense)	273,071	(15,867)	136,137
At December 31,	$(2,357,245)	$(2,750,314)	$(2,557,571)

Details of deferred tax liablity

Details of the deferred tax liability and amounts recognized in net loss are as follows:

	2018	2018	2018	2018
	Asset	Liability	(Charged) / Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$439,775	$–	$439,775	$45,592
Writing off of tangibles	–	(52,442)	(52,442)	6,904
Accounting of lease contracts according to IAS 17	–	(2,141,227)	(2,141,227)	244,962
Accounting of investment properties according to fair value	–	(352,034)	(352,034)	(569,346)
Loss on investments (internal restructuring)	–	(251,317)	(251,317)	–
Other temporary differences
Others	–	–	–	(1,183)
Total	$439,775	$(2,797,020)	$(2,357,245)	$(273,071)

	2017	2017	2017	2017
	Asset	Liability	(Charged) / Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$507,880	$–	$507,880	$59,767
Writing off of tangibles	–	(48,009)	(48,009)	11,164
Accounting of lease contracts according to IAS 17	–	(1,997,805)	(1,997,805)	191,956
Accounting of investment properties according to fair value	–	(948,648)	(948,648)	(225,124)
Loss on investments (internal restructuring)	–	(263,732)	(263,732)	–
Other temporary differences
Bad debt provision	–	–	–	2,780
Others	–	–	–	(24,676)
Total	$507,880	$(3,258,194)	$(2,750,314)	$15,867

	2016	2016	2016	2016*
	Assets	Liabilities	(Charged)/ Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$501,880	$–	$501,880	$97,213
Writing off of tangibles	–	(149,164)	(149,164)	8,424
Accounting of lease contracts according to IAS 17	–	(1,574,288)	(1,574,289)	14,091
Accounting of investment properties according to fair value	–	(1,107,110)	(1,107,110)	(272,437)
Mark to market on derivative instruments	–	–	–	53,034
Loss on investments (internal restructuring)	–	(231,484)	(231,484)	(30,470)
Other temporary differences
Bad debt provision	2,596	–	2,596	397
Provision for risk	–	–	–	217
Others	–	–	–	(775)
Total	$504,476	$(3,062,046)	$(2,557,571)	$(130,306)

*	Restated for discontinued operations (see note 9 — Discontinued Operations)